Total
TFA Quantitative Fund
Investment Objective:
The TFA Quantitative Fund (the “Fund”) seeks capital growth.
Fees and Expenses of the Fund:
This table describes the fees and expenses, excluding any brokerage fees, that you may pay if you buy and hold shares of the Fund.
Shareholder Fees
Shareholder Fees	TFA Quantitative Fund Class I
Maximum Sales Charge (Load) Imposed on Purchases	none
Maximum Deferred Sales Charge (Load)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	none
Redemption Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	TFA Quantitative Fund Class I
Management Fees	1.30%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.76%
Acquired Fund Fees and Expenses	1.08%	[1]
Total Annual Fund Operating Expenses	3.14%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example further assumes that the Fund’s operating expense limitation agreement will only be in place for the term specified above. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
TFA Quantitative Fund | Class I | USD ($)	317	969	1,645	3,448

PORTFOLIO TURNOVER:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, may adversely affect the Fund’s performance. For the fiscal period ended December 31, 2020, the Fund had a portfolio turnover rate of 963.53%.

PRINCIPAL INVESTMENT STRATEGY:

In pursuing the Fund’s investment objective, the Fund’s adviser, Tactical Fund Advisors, LLC (the “Adviser”) executes the Fund’s investment strategy based on signals and analysis provided by the Fund’s sub-adviser, Potomac Advisors, Inc. (the “Sub-Adviser”). The Adviser will, under normal conditions, invest the Fund’s assets in leveraged and unleveraged registered investment funds which include mutual funds and exchange traded funds (the “Underlying Funds”) which seek to provide investment returns that match on a daily or monthly basis either (1) 100% exposure to the NASDAQ 100 Index, (2) up to 150% exposure to the S&P 500 Index or (3) up to 100% exposure to an inverse S&P 500 index based on the outputs of the Sub-Adviser’s proprietary investment model. The Fund may invest in inverse funds, which are funds that are designed to provide returns that are the inverse, or opposite of a specific benchmark or index.

The Adviser delegates the day-to-day management of the Fund’s portfolio to the Sub-Adviser. The Sub-Adviser’s model generates signals based on a quantitative analysis, which is then used to determine in which of the Underlying Funds to invest. The model’s buy, sell, or hold signals are generated by the model’s algorithmic, rules-based system. The Sub-Adviser's model is predicated on whether the model anticipates a market advance, correction, or decline. Final allocations among the Underlying Funds and/or cash is determined by short-term technical analysis and momentum indicators that track recent price changes in the Underlying Funds.

The Sub-Adviser’s model utilizes a proprietary quantitative process that aggregates over thirty different trading systems into one algorithm to identify buy, sell, and short signals, based on historic and raw stock market data, including major and secondary market indexes, interest rate data, internal market data such as technical indicators that measure market indices movements, new highs and lows, volume and volatility measures and seasonality and sentiment data. The Sub-Adviser’s model incorporates seasonality and sentiment data to identify patterns in the time of year to determine stock market advances or declines and consumer sentiment about markets or the economy.

The Fund may hold significant cash or fixed income positions during unfavorable market conditions and may be fully invested in the Underlying Funds when favorable conditions warrant. The factors used to determine the Fund’s allocations are based upon the strength of sub-adviser’s trading signals. In managing the Fund’s portfolio, the Fund will engage in frequent trading, resulting in a high portfolio turnover rate.

PRINCIPAL INVESTMENT RISKS:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund’s net asset value and performance.

●	Equity Risk. The net asset value of the Fund will fluctuate based on changes in the value of the U.S. and/or foreign equity securities held by the Underlying Funds. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

●	Exchange Traded Funds Risk. The cost of investing in the Fund will be higher than the cost of investing directly in the ETFs in which it invests and may be higher than other mutual funds that invest directly in stocks and bonds. Each ETF is subject to specific risks, depending on the nature of the ETF. ETF shares may trade at a discount to or a premium above NAV if there is a limited market in such shares. ETFs are also subject to brokerage and other trading costs, which could result in greater expenses to the Fund.

●	Fixed Income Securities Risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund's share price and total return to be reduced and fluctuate more than other types of investments.

●	Large Capitalization Risk. The Underlying Fund’s invest in large-capitalization companies. Large Capitalization Companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

●	Leverage Risk. The use of leverage by the Underlying Fund’s, such as borrowing money to purchase securities, will cause an Underlying Fund to incur additional expenses and magnify the Underlying Fund's gains or losses. Investments in derivative instruments, such as futures, options and swap agreements, have the economic effect of creating financial leverage in an Underlying Fund’s portfolio because such investments may give rise to losses that exceed the amount the Underlying Fund has invested in those instruments. Financial leverage will magnify, sometimes significantly, investment exposure to any increase or decrease in prices associated with a particular reference asset resulting in increased volatility in the value of the Underlying Fund’s portfolio. Accordingly, the value of the Fund’s portfolio is likely to experience greater volatility over short-term periods.

●	Management Risk. The ability of the Fund to meet its investment objective is directly related to the Sub-Adviser’s investment model. The models used by the Adviser to determine or guide investment decisions may not achieve the objectives of the Fund. The Sub-Adviser’s assessment of the attractiveness and potential appreciation of particular investments or markets in which the Fund invests may prove to be incorrect and there is no guarantee that the Sub-Adviser’s investment strategy will produce the desired results, causing losses for the Fund.

●	Model Risk. Like all quantitative analysis, the Sub-Adviser’s investment model carries a risk that the model used might be based on one or more incorrect assumptions. Rapidly changing and unforeseen market dynamics could also lead to a decrease in short term effectiveness of the Adviser’s model. No assurance can be given that the Fund will be successful under all or any market conditions.

●	Portfolio Turnover Risk. Portfolio turnover results in higher brokerage commissions, dealer mark-ups and other transaction costs and may result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in the Fund’s performance.

●	Underlying Fund Risk. Other investment companies including mutual funds and ETFs in which the Fund invests are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in the underlying funds and may be higher than other mutual funds that invest directly in stocks and bonds. Each of the underlying funds is subject to its own specific risks, but the Sub-Adviser expects the principal investments risks of such underlying funds will be similar to the risks of investing in the Fund.

●	Inverse Fund Risk. Investments in inverse funds will prevent the Fund from participating in market-wide or sector-wide gains and may not prove to be an effective hedge. During periods of increased volatility, inverse funds may not perform in the manner they are designed. Inverse funds do not provide the inverse return of the target index over the life of the Fund.

Performance:

The Fund launched on May 18, 2020 and will not report performance until it has operated for an entire calendar year. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information, current through the most recent month end, is available by calling 1-800-869-1679 or by visiting the Fund’s website at www.tfafunds.com.